Fixed assets - Property, plant and equipment - Net book value reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Net book value of property, plant and equipment in the opening balance	€ 30,484	€ 29,075	€ 28,423
Financed assets	6,329	5,947	5,848
Impact of changes in the scope of consolidation	262	130	0
Disposals and retirements	(181)	(102)	(154)
Depreciation and amortization, property, plant and equipment	(4,725)	(4,796)	(4,880)
Impairment of fixed assets	(23)	(5)	(6)
Translation adjustment	(291)	129	(319)
Reclassifications and other items	(216)	105	164
Net book value of property, plant and equipment in the closing balance	31,640	30,484	29,075
Finance leases [member]
Reconciliation of changes in property, plant and equipment [abstract]
Financed assets	229	40	241
Financed assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Financed assets	229
Depreciation and amortization, property, plant and equipment	(107)	(84)	(55)
Fixed assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation and amortization, property, plant and equipment	€ (4,618)	€ (4,712)	€ (4,825)